Audit Information	12 Months Ended
Sep. 30, 2025
Auditor [Line Items]
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Auditor Opinion

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Smart Digital Group Limited and its subsidiaries (the “Company”) as of September 30, 2025 and 2024, and the related consolidated statements of operations and comprehensive (loss) income, changes in shareholders’ equity, and cash flows for each of the years ended September 30, 2025, 2024 and 2023 the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2025 and 2024 and the results of its operations and its cash flows for each of the years ended September 30, 2025, 2024 and 2023, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).